Significant Customers - (Details) - Customer	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Significant Customers (Textual) [Abstract]
Number of customers that has more than 10% of the consolidated revenues	0	0	0